Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000222954
Shareholder Report [Line Items]
Fund Name	Ballast Small/Mid Cap ETF
Trading Symbol	MGMT
Additional Information Phone Number	(866) 383-6468
Additional Information Website	https://etf.mgmtetf.com/
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 161,425,116
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 713,546
InvestmentCompanyPortfolioTurnover	6.00%
C000007552
Shareholder Report [Line Items]
Fund Name	Channel Income Fund
Trading Symbol	CPSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	(877) 627-8504
Additional Information Website	https://channelfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Channel Income Fund	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
AssetsNet	$ 9,124,508
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4269.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,124,508
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$0
Portfolio Turnover	4,269%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.6%
Consumer Staples	1.1%
Communications	8.7%
Utilities	10.0%
U.S. Treasury Obligations	10.8%
Energy	15.8%
Industrials	21.6%
Financials	30.2%